Borrowings (Narrative) (Detail) (USD $)	Dec. 31, 2012
Borrowings [Line Items]
Fixed rate FHLB-Dallas advances	$ 280,763,000
Fixed interest rate, minimum	1.34%
Fixed interest rate, maximum	4.54%
Unused FHLB-Dallas borrowing availability	$ 426,000,000